UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 October 29, 2003

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	68

Form13F Information Table Value Total:	198206

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
General Motors 4.50% Ser A Con PFD CV           370442741      505    20500 SH       SOLE                                      20500
3M Company                     COM              88579y101     6200    89762 SH       SOLE                                      89762
AOL Time Warner Inc.           COM              00184A105     2158   142845 SH       SOLE                                     142845
Allstate Corp.                 COM              020002101     4953   135583 SH       SOLE                                     135583
Altria Group Inc               COM              02209s103      372     8500 SH       SOLE                                       8500
American Express Co.           COM              025816109     5185   115075 SH       SOLE                                     115075
American Intl. Group           COM              026874107     3557    61641 SH       SOLE                                      61641
Amgen Corp.                    COM              031162100     4440    68812 SH       SOLE                                      68812
Amsouth Bancorporation         COM              032165102     3577   168590 SH       SOLE                                     168590
BP Amoco PLC Spons ADR         COM              055622104     2969    70532 SH       SOLE                                      70532
Bank of America Corp.          COM              060505104     5371    68828 SH       SOLE                                      68828
Bard (C.R.), Inc.              COM              067383109     1276    17975 SH       SOLE                                      17975
Bell South Corp.               COM              079860102      972    41031 SH       SOLE                                      41031
Bristol Myers Squibb Co.       COM              110122108     2103    81965 SH       SOLE                                      81965
C D W Corporation              COM              12512n105     1657    28775 SH       SOLE                                      28775
CVS Corp.                      COM              126650100     3161   101772 SH       SOLE                                     101772
Caterpillar Inc.               COM              149123101      220     3200 SH       SOLE                                       3200
ChevronTexaco Corp.            COM              166764100     4779    66892 SH       SOLE                                      66892
Citigroup Inc.                 COM              172967101      493    10831 SH       SOLE                                      10831
Coca Cola Co.                  COM              191216100     3877    90257 SH       SOLE                                      90257
ConocoPhillips                 COM              20825c104     5332    97389 SH       SOLE                                      97389
Costco Wholesale Corp.         COM              22160k105     4425   142047 SH       SOLE                                     142047
Disney (Walt) Co.              COM              254687106     1399    69350 SH       SOLE                                      69350
Dow Jones & Co.                COM              260561105      251     5300 SH       SOLE                                       5300
DuPont                         COM              263534109      271     6782 SH       SOLE                                       6782
Emerson Electric Co.           COM              291011104     1728    32825 SH       SOLE                                      32825
Exxon Mobil Corp.              COM              30231G102     6610   180609 SH       SOLE                                     180609
Gannett Co. Inc.               COM              364730101     8371   107926 SH       SOLE                                     107926
General Electric Co.           COM              369604103     9584   321501 SH       SOLE                                     321501
General Motors Corp Cl H       COM              370442832      785    54837 SH       SOLE                                      54837
Goldman Sachs Group            COM              38141g104      965    11500 SH       SOLE                                      11500
H. J. Heinz Co.                COM              423074103     1138    33190 SH       SOLE                                      33190
Harrah's Entertainment Inc.    COM              413619107     1222    29025 SH       SOLE                                      29025
Hewlett Packard Co             COM              428236103     2200   113633 SH       SOLE                                     113633
Home Depot Inc.                COM              437076102     5664   177824 SH       SOLE                                     177824
Int'l Business Machines Corp.  COM              459200101     5108    57833 SH       SOLE                                      57833
Intel Corp.                    COM              458140100     2178    79152 SH       SOLE                                      79152
Jameson Inns Inc               COM              470457102       25    10000 SH       SOLE                                      10000
Jefferson - Pilot              COM              475070108     1360    30648 SH       SOLE                                      30648
Johnson & Johnson              COM              478160104     7688   155253 SH       SOLE                                     155253
Kimberly - Clark               COM              494368103     3435    66925 SH       SOLE                                      66925
Kraft Foods Inc                COM              50075n104     1233    41800 SH       SOLE                                      41800
Liberty Media Corp. New Com Se COM              530718105      651    65269 SH       SOLE                                      65269
Lowe's Cos.                    COM              548661107      253     4875 SH       SOLE                                       4875
Medco Health Solutions         COM              58405u102     3193   123150 SH       SOLE                                     123150
Media General Inc Cl A         COM              584404107      428     7000 SH       SOLE                                       7000
Merck & Co. Inc.               COM              589331107     7306   144324 SH       SOLE                                     144324
Microsoft Corp.                COM              594918104     1858    66835 SH       SOLE                                      66835
Morgan Stanley                 COM              617446448     6164   122158 SH       SOLE                                     122158
Murphy Oil Corp.               COM              626717102     4036    68700 SH       SOLE                                      68700
Mylan Laboratories             COM              628530107     1480    38285 SH       SOLE                                      38285
Pepsico Inc.                   COM              713448108     1235    26956 SH       SOLE                                      26956
Pfizer, Inc.                   COM              717081103     5102   167926 SH       SOLE                                     167926
Procter & Gamble               COM              742718109     5086    54793 SH       SOLE                                      54793
Schering-Plough                COM              806605101     1894   124307 SH       SOLE                                     124307
Schlumberger Ltd.              COM              806857108      555    11470 SH       SOLE                                      11470
Standard & Poor's Dep. Rcpts.  COM              78462f103      530     5303 SH       SOLE                                       5303
SunTrust Banks Inc.            COM              867914103     2072    34325 SH       SOLE                                      34325
TJX Companies Inc              COM              872540109     5549   285725 SH       SOLE                                     285725
U. S. Bancorp                  COM              902973304     2363    98500 SH       SOLE                                      98500
United Parcel Service Cl B     COM              911312106     5462    85610 SH       SOLE                                      85610
United Technologies Corp.      COM              913017109     4673    60471 SH       SOLE                                      60471
Verizon Communications         COM              92343v104      422    13006 SH       SOLE                                      13006
Wachovia Corporation           COM              929903102     3618    87845 SH       SOLE                                      87845
WellPoint Health Networks      COM              94973h108     1357    17605 SH       SOLE                                      17605
Wells Fargo & Co.              COM              949746101      724    14050 SH       SOLE                                      14050
Wendy's Intl                   COM              950590109     1781    55150 SH       SOLE                                      55150
Wyeth                          COM              983024100     1614    35000 SH       SOLE                                      35000